Transfer of Assets - Summary of Carrying Amount and Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 17,229	$ 17,209
Fair Value	17,253	17,105
Carrying amount of associated liabilities	16,993	16,925
Fair Value	17,202	16,763
Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	6,357	5,569
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 10,872	$ 11,640